Note 11 - Deposits - Components of Interest-bearing Deposits (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Interest-Bearing Demand	$ 471,794,491	$ 458,717,332
Savings	79,452,705	78,172,441
Time, $250,000 and Over	53,881,417	38,919,469
Other Time	287,149,453	301,248,235
	$ 892,278,066	$ 877,057,477